Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share
9.
Earnings per share

Basic earnings per share is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

Basic earnings per share

The calculation of basic earnings per share is based on:

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Profit attributable to equity holders of the Company	218,581	285,518	323,055	45,033
Weighted average number of ordinary shares *	40,858,290	40,858,290	39,325,763	39,325,763

Diluted earnings per share

The weighted average number of ordinary shares adjusted for the effect of unissued ordinary shares under the Share Option Scheme is determined as follows:

	31.12.2022	31.12.2023	31.12.2024
Weighted average number of shares issued, used in the calculation of basic earnings per share	40,858,290	40,858,290	39,325,763
Diluted effect of share options	—	—	—
Weighted average number of ordinary shares adjusted for effect of dilution	40,858,290	40,858,290	39,325,763

* The weighted average number of ordinary shares takes into account the weighted average effect of changes in treasury shares transactions during the year.

In 2022 and 2023, 270,000 outstanding share options granted to employees under the Company’s Equity Incentive Plan have not been included in the calculation of diluted earnings per share because they are anti-dilutive. The Equity Incentive Plan expired in 2024.